CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES [abstract]
Cash generated from operations	¥ 99,813	$ 15,297	¥ 145,979	¥ 140,082
Income taxes paid	(17,475)	(2,678)	(22,458)	(15,684)
Net cash flows from operating activities	82,338	12,619	123,521	124,398
CASH FLOWS FROM INVESTING ACTIVITIES [abstract]
Acquisition of oil and gas properties	(4,418)	(677)	(5,619)	(264)
Capital expenditure	(71,000)	(10,881)	(66,395)	(51,002)
Additions to investments in associates	(6,401)	(981)	(7,707)	(64)
Decrease/(increase) in time deposits with maturity over three months	(24,236)	(3,714)	(3,095)	1,620
Dividends received from associates	329	50	231	162
Dividends received from a joint venture	42	6	172	132
Interest received	1,016	156	923	872
Investment income received	4,075	624	3,822	2,721
Purchase of other financial assets	(140,375)	(21,513)	(187,805)	(178,100)
Purchase of equity investments	(26)	(4)	0	(39)
Proceeds from sale of other financial assets	190,142	29,141	197,952	127,903
Proceeds from sale of equity investments	0	0	0	17
Proceeds from disposal of property, plant and equipment	2	0	64	590
Net cash flows used in investing activities	(50,850)	(7,793)	(67,457)	(95,452)
CASH FLOWS FROM FINANCING ACTIVITIES [abstract]
Proceeds from issuance of guaranteed notes	0	0	10,464	9,952
Repayment of guaranteed notes	(10,642)	(1,631)	(2,067)	(4,976)
Repayments of lease liabilities	(1,619)	(248)	(1,451)	0
Proceeds from bank loans	7,417	1,137	3,846	2,874
Repayment of bank loans	(2,186)	(335)	(8,206)	(6,133)
Dividends paid	(25,851)	(3,962)	(28,973)	(23,589)
Interest paid	(6,000)	(920)	(5,998)	(5,264)
Acquisition of a subsidiary under common control	0	0	(5,335)	0
Others	183	28	29	28
Net cash flows used in financing activities	(38,698)	(5,931)	(37,691)	(27,108)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(7,210)	(1,105)	18,373	1,838
Cash and cash equivalents at beginning of year	33,679	5,162	14,995	12,949
Effect of foreign exchange rate changes, net	(2,450)	(376)	311	208
CASH AND CASH EQUIVALENTS AT END OF YEAR	24,019	$ 3,681	¥ 33,679	¥ 14,995
Total cash outflow for leases	¥ 3,668